Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016		Mar. 31, 2015
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	¥ 21,509,000		¥ 16,723,000
Investment securities, Available-for-sale securities		41,226,231		47,490,404
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	20,818,000		16,924,000
Obligation to return securities received as collateral		1,919,066		2,651,151
Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	16,491,000		11,439,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	16,278,000		11,341,000
Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	4,696,000		4,867,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	4,335,000		5,176,000
Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	183,000		250,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	212,000		245,000
Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	75,000		94,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	71,000		96,000
Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	61,000		70,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	54,000		72,000
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		29,127,841		35,405,632
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		454,998		194,415
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		2,074,068		1,682,504
Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		1,023,280		1,255,624
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		886,752		931,728
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		190,129		207,582
Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		1,666,782		1,246,040
Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Investment securities, Available-for-sale securities		182,785	[4]	182,303	[5]
Marketable Equity Securities [Member]
Assets:
Investment securities, Available-for-sale securities		5,619,596		6,384,576
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	[6]	29,325,627		30,186,119
Trading account assets, Trading derivative assets		21,499,772		16,718,784
Investment securities, Available-for-sale securities		41,226,231		47,490,404
Investment securities, Other investment securities		24,689		22,537
Others	[7],[8]	405,301		345,936
Assets at fair value, Total		92,481,620		94,763,780
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		77,457		98,463
Trading account liabilities, Trading derivative liabilities		20,947,555		16,930,922
Obligation to return securities received as collateral		1,919,066		2,651,151
Others	[9]	492,618		747,348
Liabilities at fair value, Total		23,436,696		20,427,884
Fair Value, Measurements, Recurring [Member] | Real Estate Funds [Member]
Liabilities:
Equity securities valued at net assets		1,905		1,740
Unfunded commitments related to equity securities
Fair Value, Measurements, Recurring [Member] | Hedge Funds [Member]
Liabilities:
Equity securities valued at net assets
Unfunded commitments related to equity securities
Fair Value, Measurements, Recurring [Member] | Private Equity Funds [Member]
Liabilities:
Equity securities valued at net assets		1,878		1,883
Unfunded commitments related to equity securities		104		1,790
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[6]	19,191,424		19,812,037
Trading account assets, Trading derivative assets		100,689		151,217
Investment securities, Available-for-sale securities		32,836,477		39,455,720
Others	[7],[8]	388,577		327,360
Assets at fair value, Total		52,517,167		59,746,334
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		71,995		82,743
Trading account liabilities, Trading derivative liabilities		110,601		154,767
Obligation to return securities received as collateral		1,840,584		2,476,588
Liabilities at fair value, Total		2,023,180		2,714,098
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[6]	9,242,800		9,513,664
Trading account assets, Trading derivative assets		21,282,170		16,446,522
Investment securities, Available-for-sale securities		8,014,480		7,632,847
Others	[7],[8]	12,095		14,036
Assets at fair value, Total		38,551,545		33,607,069
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		5,462		15,720
Trading account liabilities, Trading derivative liabilities		20,751,295		16,694,360
Obligation to return securities received as collateral		78,482		174,563
Others	[9]	502,439		711,055
Liabilities at fair value, Total		21,337,678		17,595,698
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[6]	891,403		860,418
Trading account assets, Trading derivative assets		116,913		121,045
Investment securities, Available-for-sale securities		375,274		401,837
Investment securities, Other investment securities		24,689		22,537
Others	[7],[8]	4,629		4,540
Assets at fair value, Total		1,412,908		1,410,377
Liabilities:
Trading account liabilities, Trading derivative liabilities		85,659		81,795
Others	[9]	(9,821)		36,293
Liabilities at fair value, Total		75,838		118,088
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		16,482,043		11,435,263
Liabilities:
Trading account liabilities, Trading derivative liabilities		16,275,615		11,340,961
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		17,567		50,492
Liabilities:
Trading account liabilities, Trading derivative liabilities		8,969		42,790
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		16,414,291		11,342,398
Liabilities:
Trading account liabilities, Trading derivative liabilities		16,254,674		11,284,872
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		50,185		42,373
Liabilities:
Trading account liabilities, Trading derivative liabilities		11,972		13,299
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		4,695,906		4,866,564
Liabilities:
Trading account liabilities, Trading derivative liabilities		4,334,551		5,175,613
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		13,148		3,317
Liabilities:
Trading account liabilities, Trading derivative liabilities		6,210		2,930
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		4,678,409		4,850,363
Liabilities:
Trading account liabilities, Trading derivative liabilities		4,325,227		5,168,200
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		4,349		12,884
Liabilities:
Trading account liabilities, Trading derivative liabilities		3,114		4,483
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		183,490		250,450
Liabilities:
Trading account liabilities, Trading derivative liabilities		212,362		245,256
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		69,974		97,408
Liabilities:
Trading account liabilities, Trading derivative liabilities		95,422		109,047
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		67,179		101,212
Liabilities:
Trading account liabilities, Trading derivative liabilities		62,688		90,285
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		46,337		51,830
Liabilities:
Trading account liabilities, Trading derivative liabilities		54,252		45,924
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		76,983		96,283
Liabilities:
Trading account liabilities, Trading derivative liabilities		71,433		97,470
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		61,196		82,464
Liabilities:
Trading account liabilities, Trading derivative liabilities		55,301		82,718
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		15,787		13,819
Liabilities:
Trading account liabilities, Trading derivative liabilities		16,132		14,752
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets		61,350		70,224
Liabilities:
Trading account liabilities, Trading derivative liabilities		53,594		71,622
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		61,095		70,085
Liabilities:
Trading account liabilities, Trading derivative liabilities		53,405		68,285
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		255		139
Liabilities:
Trading account liabilities, Trading derivative liabilities		189		3,337
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities		1,569,458		4,037,052
Investment securities, Available-for-sale securities		29,127,841		35,405,632
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		1,292,815		3,801,877
Investment securities, Available-for-sale securities		26,241,677		32,214,231
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		276,643		235,175
Investment securities, Available-for-sale securities		2,886,164		3,191,401
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities		132,934		141,390
Investment securities, Available-for-sale securities		454,998		194,415
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		130,467		141,390
Investment securities, Available-for-sale securities		454,998		194,415
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		2,467
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Assets:
Trading account assets, Trading securities		18,098,882		16,402,532
Investment securities, Available-for-sale securities		2,074,068		1,682,504
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		16,959,757		14,674,376
Investment securities, Available-for-sale securities		1,247,768		1,126,729
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		1,081,655		1,661,959
Investment securities, Available-for-sale securities		805,359		526,126
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		57,470		66,197
Investment securities, Available-for-sale securities		20,941		29,649
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities		3,716,885		4,041,779
Investment securities, Available-for-sale securities		1,023,280		1,255,624
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		3,618,649		3,944,861
Investment securities, Available-for-sale securities		999,685		1,236,340
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		98,236		96,918
Investment securities, Available-for-sale securities		23,595		19,284
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Trading account assets, Trading securities		3,187,111		1,717,865
Investment securities, Available-for-sale securities		886,752		931,728
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		3,163,571		1,679,135
Investment securities, Available-for-sale securities		886,737		931,635
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		23,540		38,730
Investment securities, Available-for-sale securities		15		93
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		190,129		207,582
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale securities		186,365		203,797
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale securities		3,764		3,785
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Trading account assets, Trading securities		757,427		819,782
Investment securities, Available-for-sale securities		1,666,782		1,246,040
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		127,180		233,147
Investment securities, Available-for-sale securities		1,508,501		1,079,317
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		630,247		586,635
Investment securities, Available-for-sale securities		158,281		166,723
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities		42,459		51,181
Investment securities, Available-for-sale securities		182,785		182,303
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		6,515		13,369
Investment securities, Available-for-sale securities		14,107
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		35,944		37,812
Investment securities, Available-for-sale securities		168,678		182,303
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities		502,417		1,194,922
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		502,417		1,194,922
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	[10]	1,318,054		1,779,616
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Private Equity Funds [Member]
Liabilities:
Equity securities valued at net assets		11,938		27,266
Unfunded commitments related to equity securities		18,027		7,206
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[10]	938,852		1,335,784
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[10]	335,703		409,706
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[10]	43,499		34,126
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Investment securities, Available-for-sale securities		5,619,596		6,384,576
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale securities		5,347,032		6,114,760
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale securities		¥ 272,564		¥ 269,816

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Other debt securities in the table above include ¥168,678 million of private placement debt conduit bonds.
[5]	Other debt securities in the table above are private placement debt conduit bonds.
[6]	Includes securities measured under the fair value option.
[7]	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2015 were ¥1,740 million, nil and ¥1,883 million, respectively, and those at March 31, 2016 were ¥1,905 million, nil and ¥1,878 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2015 were nil, nil and ¥1,790 million, respectively, and those at March 31, 2016 were nil, nil and ¥104 million, respectively.
[8]	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
[9]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[10]	Includes investments valued at net asset value of ¥27,266 million and ¥11,938 million at March 31, 2015 and 2016, respectively. The unfunded commitments related to these investments at March 31, 2015 and 2016 were ¥7,206 million and ¥18,027 million, respectively. These investments were mainly in private equity funds.